Main items related to operating activities - Other creditors and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other creditors and accrued liabilities
Accruals and deferred income	$ 1,129	$ 737	$ 3,744
Payable to States (including taxes and duties)	13,974	14,780	10,281
Payroll	1,687	1,572	1,481
Other operating liabilities	19,937	35,186	27,294
Other creditors and accrued liabilities	36,727	52,275	42,800
Interim dividend payable, second quarterly dividend	1,959	1,857	1,974
Interim dividend payable, third quarterly dividend	$ 1,923	$ 1,827	$ 1,948